INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Obligations — 26.9%
COMMUNICATION SERVICES — 0.6%
	AT&T
471,000	VAR ICE LIBOR USD 3 Month+0.950%, 2.95%, 07/15/21	475,604
336,000	5.15%, 03/15/42	393,350
119,000	Sprint 7.25%, 09/15/21	126,059
168,000	Warner Media 5.35%, 12/15/43	198,316

		1,193,329

CONSUMER DISCRETIONARY — 1.4%
750,000	Block Financial 4.13%, 10/01/20	759,633
	Ford Motor Credit
750,000	VAR ICE LIBOR USD 3 Month+1.080%, 2.98%, 08/03/22	737,793
200,000	5.88%, 08/02/21	209,437
197,000	General Motors Financial VAR ICE LIBOR USD 3 Month+1.550%, 3.54%, 01/14/22	199,045
750,000	Tapestry 4.25%, 04/01/25	794,500

		2,700,408

CONSUMER STAPLES — 0.3%
	Altria Group
450,000	3.80%, 02/14/24	474,172
108,000	4.50%, 05/02/43	110,613

		584,785

ENERGY — 2.2%
259,000	Energy Transfer Operating 6.50%, 02/01/42	308,598
	Kinder Morgan Energy Partners
181,000	3.50%, 09/01/23	187,696
205,000	4.30%, 05/01/24	219,232
90,000	Occidental Petroleum 6.20%, 03/15/40	108,319
150,000	Unit Corp 6.63%, 05/15/21	82,837
	Williams Cos., Inc.
1,567,000	4.13%, 11/15/20	1,585,887
197,000	4.55%, 06/24/24	212,817
317,000	5.25%, 03/15/20	318,881
1,280,000	7.88%, 09/01/21	1,396,307

		4,420,574

FINANCIALS — 14.1%
455,000	Andina de Fomento 4.38%, 06/15/22	478,520
750,000	Assured Guaranty US Holdings 5.00%, 07/01/24	834,854
	Bank of America
980,000	VAR ICE LIBOR USD 3 Month+1.750%, 3.71%, 09/28/20	986,124
1,500,000	VAR ICE LIBOR USD 3 Month+3.898%, 6.10% (a)	1,671,772

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
810,000	Capital One Financial VAR ICE LIBOR USD 3 Month+0.950%, 2.84%, 03/09/22	818,595
1,100,000	Charles Schwab VAR ICE LIBOR USD 3 Month+4.820%, 7.00% (a)	1,193,935
750,000	Citigroup VAR ICE LIBOR USD 3 Month+4.059%, 5.88% (a)	754,009
1,500,000	Everest Reinsurance Holdings VAR ICE LIBOR USD 3 Month+2.385%, 4.29%, 05/15/37	1,412,393
	Genworth Holdings
103,000	4.80%, 02/15/24	97,873
101,000	7.70%, 06/15/20	103,359
500,000	Goldman Sachs Capital III VAR ICE LIBOR USD 3 Month+0.770%, 4.00% (a)	433,260
	Goldman Sachs Group, Inc. MTN
750,000	VAR ICE LIBOR USD 3 Month+1.170%, 3.08%, 11/15/21	755,944
516,000	VAR ICE LIBOR USD 3 Month+1.400%, 3.32%, 08/26/20	517,319
750,000	VAR ICE LIBOR USD 3 Month+1.750%, 3.69%, 10/28/27	782,954
500,000	VAR ICE LIBOR USD 3 Month+3.922%, 5.38% (a)	506,293
500,000	Independent Bank Group VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	511,226
	JPMorgan Chase & Co
450,000	VAR ICE LIBOR USD 3 Month+3.800%, 5.30% (a)	453,517
245,000	VAR ICE LIBOR USD 3 Month+3.470%, 5.41% (a)	247,577
3,000,000	VAR ICE LIBOR USD 3 Month+3.780%, 6.75% (a)	3,389,895
221,000	Liberty Mutual Group 4.25%, 06/15/23 (b)	234,996
750,000	Manufacturers & Traders Trust VAR ICE LIBOR USD 3 Month+0.640%, 2.55%, 12/01/21	750,454
1,550,000	MetLife VAR ICE LIBOR USD 3 Month+3.575%, 5.25% (a)	1,572,870
	Morgan Stanley MTN
500,000	VAR ICE LIBOR USD 3 Month+0.500%, 3.00%, 02/21/20	494,375
500,000	VAR ICE LIBOR USD 3 Month+1.250%, 3.25%, 01/16/20	500,090
500,000	VAR CPI YOY+2.000%, 3.71%, 02/11/20	499,375

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
FINANCIALS (continued)
850,000	NTC Capital II VAR ICE LIBOR USD 3 Month+0.590%, 2.59%, 04/15/27	799,765
750,000	Old Republic International 4.88%, 10/01/24	822,994
250,000	People’s United Bank 4.00%, 07/15/24	261,377
895,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	963,794
750,000	State Street VAR ICE LIBOR USD 3 Month+1.000%, 2.89%, 06/15/47	655,571
750,000	Stifel Financial 3.50%, 12/01/20	759,678
1,025,000	US Bancorp VAR ICE LIBOR USD 3 Month+3.486%, 5.13% (a)	1,054,284
800,000	USB Capital IX VAR ICE LIBOR USD 3 Month+1.020%, 3.50% (a)	701,216
795,000	Wachovia Capital Trust II VAR ICE LIBOR USD 3 Month+0.500%, 2.50%, 01/15/27	748,016
750,000	Wells Fargo MTN 4.13%, 08/15/23	796,863

		27,565,137

HEALTHCARE — 0.2%
197,000	Allergan Funding SCS 3.85%, 06/15/24	207,061
187,000	Endo Finance 5.38%, 01/15/23 (b)	126,615
97,000	Mylan 5.40%, 11/29/43	107,678

		441,354

INDUSTRIALS — 2.3%
1,554,000	BNSF Funding Trust I VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,742,842
	General Electric Co MTN
750,000	VAR ICE LIBOR USD 3 Month+0.300%, 2.30%, 05/13/24	721,808
689,000	VAR ICE LIBOR USD 3 Month+3.330%, 5.00% (a)	675,895
775,000	Masco 5.95%, 03/15/22	832,969
605,000	United Technologies VAR ICE LIBOR USD 3 Month+0.650%, 2.55%, 08/16/21	605,081

		4,578,595

INFORMATION TECHNOLOGY — 0.3%
500,000	Motorola Solutions 3.50%, 03/01/23	516,761

Principal Amount ($)		Value ($)
Corporate Obligations (continued)
MATERIALS — 1.0%
1,020,000	Martin Marietta Materials VAR ICE LIBOR USD 3 Month+0.650%, 2.55%, 05/22/20	1,021,255
930,000	Sherwin-Williams 4.20%, 01/15/22	966,550

		1,987,805

REAL ESTATE — 2.3%
750,000	Corporate Office Properties 5.25%, 02/15/24	807,698
2,000,000	National Retail Properties 3.80%, 10/15/22	2,082,504
200,000	Retail Opportunity Investments Partnership 4.00%, 12/15/24	204,263
698,000	VEREIT Operating Partnership 4.60%, 02/06/24	754,607
569,000	WP Carey 4.60%, 04/01/24	610,495

		4,459,567

UTILITIES — 2.2%
75,000	Evergy 4.85%, 06/01/21	77,379
42,000	PacifiCorp 6.25%, 10/15/37	58,997
1,750,000	Southern VAR ICE LIBOR USD 3 Month+3.630%, 5.50%, 03/15/57	1,834,504
2,460,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 4.02%, 05/15/67	2,294,803

		4,265,683

	Total Corporate Obligations (Cost $51,737,046)	52,713,998

Agency Mortgage-Backed Securities — 26.8%
500,000	Federal Home Loan Bank 4.10%, 12/6/2030	516,471
	Federal Home Loan Mortgage Corp.
872,294	4.00%, 5/1/2044	936,501
142,430	5.00%, 6/1/2041	158,820
2,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K735, Class AM 2.46%, 5/25/2026	2,016,599
	Federal National Mortgage Assoc.
2,971,771	3.00%, 2/1/2043 to 6/1/2043 (c)	3,065,412
1,266,261	3.50%, 11/1/2042 to 2/1/2043 (c)	1,347,016
1,343,564	4.00%, 1/1/2041 to 3/1/2044 (c)	1,438,492
1,794,690	4.50%, 10/1/2039 to 4/1/2041 (c)	1,949,659
186,706	5.00%, 6/1/2041	208,058
1,500,000	Federal National Mortgage Assoc. ACES, Series 2019-M12, Class A2 2.89%, 5/25/2029 (d)	1,549,648

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
1,966,060	FRESB Mortgage Trust, Series 2019-SB62, Class A10F 3.07%, 3/25/2029 (d)	2,008,852
1,991,333	FRESB Mortgage Trust, Series 2019-SB60, Class A10F 3.31%, 1/25/2029 (d)	2,064,783
1,992,676	FRESB Mortgage Trust, Series 2018-SB53, Class A10F 3.66%, 6/25/2028 (d)	2,096,321
1,405,225	FRESB Mortgage Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/2027 (d)	1,436,271
2,764,108	FRESB Mortgage Trust, Series 2018-SB52, Class A10F 3.48%, 6/25/2028 (d)	2,887,083
997,186	FRESB Mortgage Trust, Series 2019-SB63, Class A10H VAR ICE LIBOR USD 1 Month+2.890%, 2.89%, 3/25/2039	1,012,920
2,338,151	Government National Mortgage Assoc., Series 2018-156, Class AD 3.25%, 8/16/2059 (d)	2,392,372
1,894,512	Government National Mortgage Assoc., Series 2012-83, Class AK 3.43%,12/16/2053 (d)	1,957,562
1,898,769	Government National Mortgage Assoc., Series 2017-106, Class AC 2.60%, 4/16/2051	1,909,630
1,924,006	Government National Mortgage Assoc., Series 70, Class AE 2.60%, 10/16/2058	1,922,454
1,958,485	Government National Mortgage Assoc., Series 2018-129, Class AG 3.10%, 5/16/2059	1,988,189
2,500,000	Government National Mortgage Assoc., Series 2012-100, Class BA 2.60%, 8/16/2052 (d)	2,478,906
2,486,244	Government National Mortgage Assoc., Series 2019-55, Class AH 3.15%, 3/16/2061 (d)	2,536,726
609,505	Government National Mortgage Assoc., Series 2018-123, Class AH 3.25%, 9/16/2052	621,009
501,780	Government National Mortgage Assoc., Series 2012-67, Class AE 2.22%, 4/16/2044	501,039
320,383	Government National Mortgage Assoc., Series 2011-10, Class AC 3.64%, 11/16/2044 (d)	324,036
569,420	Government National Mortgage Assoc., Series 2018-2, Class AG 2.40%, 6/16/2050	567,161

Principal Amount ($)		Value ($)
Agency Mortgage-Backed Securities (continued)
	Government National Mortgage Assoc.
1,058,626	3.50%, 5/20/2043	1,114,586
1,072,341	4.00%, 1/20/2041 to 4/20/2043 (c)	1,138,193
1,000,000	Government National Mortgage Assoc., Series 2018-68, Class B 3.00%, 2/16/2059 (d)	1,011,806
3,350,718	Government National Mortgage Assoc., Series 2019-2, Class AE 3.25%, 3/16/2059	3,423,786
2,642,262	Government National Mortgage Assoc., Series 69, Class AS 2.75%, 2/16/2058	2,661,205
676,011	Government National Mortgage Assoc., Series 2017-24, Class A 2.25%, 9/16/2044	672,858
465,506	Government National Mortgage Assoc., Series 2018-3, Class AG 2.50%, 10/16/2058	463,333

	Total Agency Mortgage-Backed Securities (Cost $51,267,908)	52,377,757

U.S. Treasury Obligations — 11.2%
	U.S. Treasury Bonds
3,500,000	2.25%, 8/15/2046	3,411,406
1,500,000	2.50%, 2/15/2045 to 2/15/2046 (c)	1,535,098
2,000,000	2.75%, 11/15/2042	2,139,727
	U.S. Treasury Inflation Protected Security
1,330,313	0.63%, 4/15/2023 to 1/15/2026 (c)	1,363,471
	U.S. Treasury Notes
2,000,000	1.50%, 8/15/2026	1,961,407
2,750,000	1.63%, 8/15/2029	2,681,680
1,500,000	2.00%, 8/15/2025	1,520,976
3,000,000	2.25%, 11/15/2027	3,086,016
3,000,000	2.38%, 5/15/2029	3,120,937
1,000,000	2.63%, 2/15/2029	1,060,762

	Total U.S. Treasury Obligations (Cost $22,069,327)	21,881,480

U.S. Government Agency - Asset-Backed Securities — 10.5%
2,255,621	SBA Small Business Investment Company, Series 2018-10A, Class 1 3.19%, 3/10/2028	2,348,330
2,224,175	SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	2,315,755
1,978,568	SBA Small Business Investment Company, Series 2019-10A, Class 1 3.11%, 3/10/2029	2,054,504
1,253,826	SBA Small Business Investment Company, Series 2016-10B, Class 1 2.05%, 9/10/2026	1,242,955

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
U.S. Government Agency - Asset-Backed Securities (continued)
923,914	SBA Small Business Investment Company, Series 2017-10B, Class 1 2.52%, 9/10/2027	923,040
4,425,064	Small Business Administration VAR Prime Rate by Country -2.600%, 2.40%, 5/25/2043 to 12/25/2043 (c)	4,423,303
795,437	VAR Prime Rate by Country -2.520%, 2.48%, 9/25/2036	794,927
3,546,566	VAR Prime Rate by Country -2.500%, 2.50%, 3/25/2025 to 5/25/2028 (c)	3,555,279
1,376,517	VAR Prime Rate by Country -2.450%, 2.55%, 7/25/2028	1,381,767
1,408,940	Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	1,495,811

	Total U.S. Government Agency - Asset-Backed Securities (Cost $20,263,713)	20,535,671

Municipal Bonds — 7.2%
CALIFORNIA — 1.1%
500,000	Adelanto Public Utility Authority Insured: AGM 3.75%, 07/01/24	529,125
200,000	California State 2.48%, 04/01/47 (d)	200,784
365,000	Industry Public Facilities Authority of California Insured: AGM 5.04%, 01/01/27	372,300
300,000	San Francisco City & County Redevelopment Financing Authority 8.26%, 08/01/29	414,732
470,000	Stanton Redevelopment Agency 8.63%, 12/01/21	529,229

		2,046,170

ILLINOIS — 0.8%
1,500,000	Illinois Housing Development Authority 1.97%, 08/01/34 (d)	1,500,000

KENTUCKY — 0.4%
750,000	Clark County School District Finance Corp Insured: ST INTERCEPT 5.20%, 06/01/26	768,142

MARYLAND — 0.6%
	Maryland Economic Development
570,000	3.40%, 06/01/23	581,417
500,000	3.70%, 06/01/25	513,955

		1,095,372

Principal Amount ($)		Value ($)
Municipal Bonds (continued)
MICHIGAN — 0.7%
750,000	Belding Area Schools Insured: Q-SBLF 6.50%, 05/01/25	762,127
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/26	670,503

		1,432,630

NEW YORK — 0.6%
320,000	New York & New Jersey Port Authority 4.46%, 10/01/62	392,986
720,000	New York State Dormitory Authority 5.00%, 01/01/24	754,186

		1,147,172

NORTH DAKOTA — 0.4%
750,000	Kindred Public School District No. 2 6.00%, 08/01/27	888,007

PENNSYLVANIA — 0.0%
100,000	Pennsylvania Turnpike Commission 7.47%, 06/01/25	102,329

TEXAS — 1.7%
750,000	North Texas Tollway Authority 8.91%, 02/01/20 (d)	754,178
2,500,000	Texas State 1.60%, 06/01/45	2,500,000

		3,254,178

WASHINGTON — 0.4%
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/22	771,413

WISCONSIN — 0.5%
1,000,000	Wisconsin Housing & Economic Development Authority 1.60%, 03/01/38 (d)	1,000,000

	Total Municipal Bonds (Cost $13,669,717)	14,005,413

Asset-Backed Securities — 4.7%
2,265,000	American Express Credit Account Master Trust, Series 2018-4, Class A 2.99%, 12/15/2023	2,299,261
333,333	Avis Budget Rental Car Funding AESOP, Series 2014-2A, Class A 2.50%, 2/20/2021 (b)	333,363
410,000	Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A 2.99%, 6/20/2022 (b)	414,462
60,000	BMW Vehicle Lease Trust, Series 2017-2, Class A4 2.19%, 3/22/2021	60,020
2,075,930	Chrysler Capital Auto Receivables Trust 2016-B, Series 2016-BA, Class A 4 1.87%, 2/15/2022 (b)	2,074,404

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)
2,200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A 2.44%, 1/15/2027 (b)	2,204,928
1,000,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1 3.13%, 3/15/2023 (b)	1,012,488
793,464	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3 1.93%, 1/18/2022	793,402

	Total Asset-Backed Securities (Cost $9,093,527)	9,192,328

Shares
Registered Investment Companies — 4.5%
28,961	BlackRock MuniHoldings Investment Quality Fund	384,892
80,713	BlackRock Taxable Municipal Bond Trust	1,964,554
25,230	DoubleLine Income Solutions Fund	498,545
48,809	DoubleLine Opportunistic Credit Fund	1,007,418
217,750	Nuveen Credit Strategies Income Fund	1,670,142
50,988	Nuveen Taxable Municipal Income Fund	1,113,578
26,750	PIMCO Dynamic Credit and Mortgage Income Fund	674,100
92,725	RiverNorth	1,523,472

	Total Registered Investment Companies (Cost $8,589,163)	8,836,701

Preferred Stock — 2.8%
COMMUNICATION SERVICES — 0.9%
33,775	Qwest Corp. 6.50%, 09/01/2056	860,587
40,075	Qwest Corp. 6.75%, 06/15/2057	1,027,122

		1,887,709

ENERGY — 0.7%
24,050	Energy Transfer Operating 7.63%(a)(d)	596,921
10,000	Energy Transfer Operating 7.60%(a)(d)	253,200
21,000	Energy Transfer Operating LP 7.38%(a)(d)	508,620

		1,358,741

FINANCIALS — 0.9%
28,000	GMAC Capital Trust I 7.69%, 02/15/2040 (d)	729,400
21,550	Monroe Capital 5.75%, 10/31/2023	553,835
15,299	PNC Financial Services Group 6.13%(a)(d)	419,040

		1,702,275

Shares		Value ($)
Preferred Stock (continued)
REAL ESTATE — 0.3%
3,943	Brookfield Property, REIT 6.38% (a)	99,009
20,000	Brookfield Property Partners 6.50% (a)	519,400

		618,409

	Total Preferred Stock (Cost $5,362,261)	5,567,134

Common Stocks — 1.5%
FINANCIALS — 0.2%
65,223	Oaktree Strategic Income	534,176

REAL ESTATE — 1.3%
738	CIM Commercial Trust, REIT	10,701
23,221	Phillips Edison & Co, Inc., REIT(e)(f)(g)	250,557
28,536	Retail Opportunity Investments Corp., REIT	503,946
188,500	VEREIT, Inc., REIT	1,741,740

		2,506,944

	Total Common Stocks (Cost $3,267,315)	3,041,120

Principal Amount ($)
Non-Agency Collateralized Mortgage-Backed Securities — 0.9%
100,000	Commercial Mortgage Trust, Series 2013-LC13, Class AM 4.56%, 8/10/2046 (b)(d)	107,397
120,000	Commercial Mortgage Trust, Series 2014-CR14, Class AM 4.53%, 2/10/2047 (d)	128,630
105,000	GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 4/10/2047	111,550
153,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047 (d)	164,028
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.81%, 2/15/2047 (d)	103,589
210,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS 4.08%, 7/15/2046 (d)	220,962
191,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C 4.08%, 7/15/2046 (d)	194,686
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class B 5.21%, 3/15/2045 (b)(d)	105,125
115,000	WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS 4.26%, 12/15/2046	122,535

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Fixed Income Fund

Principal Amount ($)		Value ($)
Non-Agency Collateralized Mortgage-Backed Securities (continued)
140,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B 4.72%, 3/15/2047 (d)	149,421
263,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (d)	280,579

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,619,736)	1,688,502

Agency Collateralized Mortgage Obligations — 0.8%
1,485,788	Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA 3.00%, 11/25/2043	1,538,220
65,926	Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA 4.50%, 2/25/2040	69,714

	Total Agency Collateralized Mortgage Obligations (Cost $1,548,891)	1,607,934

Foreign Corporate Obligations (h) — 0.5%
CANADA — 0.1%
205,000	Nutrien, 4.90%, 06/01/43	231,425

CHINA — 0.1%
205,000	CNOOC Nexen Finance, 4.25%, 04/30/24	219,359

SWITZERLAND — 0.3%
500,000	UBS AG, 5.13%, 05/15/24	540,000

	Total Foreign Corporate Obligations (Cost $921,083)	990,784

Shares
Cash Equivalent — 1.4%
MONEY MARKET FUND (i) — 1.4%
2,681,302	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.490%	2,681,302

	Total Cash Equivalent (Cost $2,681,302)	2,681,302

Total Investments - 99.7%		195,120,124

(Cost $192,090,989)
Other Assets & Liabilities, Net - 0.3%		633,976

Net Assets - 100.0%		195,754,100

(a)	Perpetual security with no stated maturity date.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At December 31, 2019, these securities amounted to $6,613,778 or 3.4% of net assets.

(c)	Securities are grouped by coupon and represent a range of maturities.
(d)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect December 31, 2019. Current LIBOR rates include 1 month which is equal to 1.76% and 3 months equal to 1.91%.

(e)

Securities with a total aggregate value of $250,557, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(f)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $250,557, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2019. Please see Notes to Investment Portfolio.

(g)	Non-income producing security.
(h)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(i)	Rate shown is 7 day effective yield.